Income Taxes (Details) - Schedule of Income Taxes - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Income Taxes [Abstract]
Current income tax	$ (354,476)	$ 118,905	$ (265,918)
Deferred income tax	581,800	208,037	208,832
Total income tax provision	$ 227,324	$ 326,942	$ (57,086)